LEASES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets	$ 83,934	$ 101,400	$ 130,381
Leases
Right-of-use assets	83,934	101,400	130,381
Current lease liabilities	22,268	19,064	17,282
Non-current lease liabilities	$ 61,240	$ 76,930	$ 95,993